Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,217,957	$ 1,161,879	$ 1,206,726	$ 1,121,594
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	312,587	293,293	310,145	291,397
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	215,637	216,105	213,978	178,975
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 689,733	$ 652,481	$ 682,603	$ 651,222